SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
(Wells Fargo Advantage Intrinsic Value Fund)

The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:

4th Quarter 2008 -20.22%